AB Variable Products Series Fund, Inc.

AB Large Cap Growth Portfolio

Portfolio of Investments

March 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.2%
Information Technology – 32.5%
Communications Equipment – 3.0%
Arista Networks, Inc.(a)	187,602	$14,535,403
Motorola Solutions, Inc.	25,600	11,207,936

		25,743,339

IT Services – 0.5%
Shopify, Inc. - Class A(a)	43,542	4,153,254

Semiconductors & Semiconductor Equipment – 17.9%
Applied Materials, Inc.	58,593	8,503,016
ASML Holding NV (REG)	6,380	4,227,579
Astera Labs, Inc.(a)	74,950	4,472,267
Broadcom, Inc.	178,305	29,853,606
NVIDIA Corp.	657,759	71,287,920
QUALCOMM, Inc.	75,834	11,648,861
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	62,690	10,406,540
Texas Instruments, Inc.	76,626	13,769,692

		154,169,481

Software – 11.1%
AppLovin Corp. - Class A(a)	18,477	4,895,851
Cadence Design Systems, Inc.(a)	26,945	6,852,922
Manhattan Associates, Inc.(a)	20,311	3,514,615
Microsoft Corp.	174,886	65,650,456
ServiceNow, Inc.(a)	11,136	8,865,815
Synopsys, Inc.(a)	12,553	5,383,354

		95,163,013

		279,229,087

Communication Services – 16.3%
Entertainment – 4.8%
Netflix, Inc.(a)	43,922	40,958,582

Interactive Media & Services – 11.5%
Alphabet, Inc. - Class C	278,994	43,587,233
Meta Platforms, Inc. - Class A	87,373	50,358,302
Reddit, Inc. - Class A(a)	47,670	5,000,583

		98,946,118

		139,904,700

Consumer Discretionary – 15.0%
Automobiles – 0.8%
Ferrari NV	15,818	6,768,206

Broadline Retail – 6.4%
Amazon.com, Inc.(a)	289,705	55,119,273

Hotels, Restaurants & Leisure – 1.7%
Chipotle Mexican Grill, Inc.(a)	290,240	14,572,950

Company	Shares	U.S. $ Value

Specialty Retail – 4.2%
Home Depot, Inc. (The)	62,034	$22,734,841
Tractor Supply Co.	239,343	13,187,799

		35,922,640

Textiles, Apparel & Luxury Goods – 1.9%
Lululemon Athletica, Inc.(a)	37,745	10,684,100
On Holding AG - Class A(a)	118,860	5,220,331

		15,904,431

		128,287,500

Health Care – 12.4%
Biotechnology – 1.6%
Genmab A/S (Sponsored ADR)(a)	147,067	2,879,572
Vertex Pharmaceuticals, Inc.(a)	22,885	11,095,106

		13,974,678

Health Care Equipment & Supplies – 1.9%
Intuitive Surgical, Inc.(a)	33,623	16,652,463

Health Care Providers & Services – 1.5%
UnitedHealth Group, Inc.	25,150	13,172,312

Health Care Technology – 1.3%
Veeva Systems, Inc. - Class A(a)	47,145	10,920,196

Life Sciences Tools & Services – 1.8%
Mettler-Toledo International, Inc.(a)	5,883	6,947,294
Waters Corp.(a)	22,246	8,199,208

		15,146,502

Pharmaceuticals – 4.3%
Eli Lilly & Co.	33,605	27,754,706
Zoetis, Inc.	54,594	8,988,902

		36,743,608

		106,609,759

Financials – 7.5%
Capital Markets – 1.7%
Cboe Global Markets, Inc.	64,259	14,541,169

Financial Services – 5.4%
Visa, Inc. - Class A	132,376	46,392,493

Insurance – 0.4%
Progressive Corp. (The)	13,357	3,780,164

		64,713,826

Industrials – 7.3%
Aerospace & Defense – 0.7%
Axon Enterprise, Inc.(a)	11,534	6,066,307

Building Products – 1.9%
Otis Worldwide Corp.	118,911	12,271,615
Trex Co., Inc.(a)	68,414	3,974,854

		16,246,469

Company	Shares	U.S. $ Value

Commercial Services & Supplies – 1.8%
Copart, Inc.(a)	269,609	$15,257,173

Ground Transportation – 0.8%
Saia, Inc.(a)	19,610	6,852,322

Professional Services – 1.6%
Verisk Analytics, Inc.	46,157	13,737,247

Trading Companies & Distributors – 0.5%
United Rentals, Inc.	6,670	4,180,089

		62,339,607

Consumer Staples – 6.7%
Beverages – 3.0%
Celsius Holdings, Inc.(a)	124,441	4,432,588
Monster Beverage Corp.(a)	353,755	20,701,743

		25,134,331

Consumer Staples Distribution & Retail – 3.7%
Costco Wholesale Corp.	33,815	31,981,551

		57,115,882

Materials – 1.5%
Chemicals – 1.5%
Sherwin-Williams Co. (The)	36,951	12,902,920

Total Common Stocks (cost $477,411,086)		851,103,281

RIGHTS – 0.0%
Health Care – 0.0%
Health Care Providers & Services – 0.0%
ABIOMED, Inc. (CVR)(a) (b) (c) (cost $11,600)	11,373	28,717

SHORT-TERM INVESTMENTS – 0.9%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.20%(d) (e) (f) (cost $7,285,260)	7,285,260	7,285,260

Total Investments – 100.1% (cost $484,707,946)(g)		858,417,258
Other assets less liabilities – (0.1)%		(479,404)

Net Assets – 100.0%		$857,937,854

(a)	Non-income producing security.
(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)	Fair valued by the Adviser.
(d)	The rate shown represents the 7-day yield as of period end.
(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)	Affiliated investments.
(g)

As of March 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $398,995,884 and gross unrealized depreciation of investments was $(25,286,572), resulting in net unrealized appreciation of $373,709,312.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

CVR – Contingent Value Right

REG – Registered Shares

AB Variable Products Series Fund, Inc.

AB Large Cap Growth Portfolio

March 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$851,103,281	$—	$—	$851,103,281
Rights	—	—	28,717	28,717
Short-Term Investments	7,285,260	—	—	7,285,260

Total Investments in Securities	858,388,541	—	28,717	858,417,258
Other Financial Instruments(b)	—	—	—	—

Total	$858,388,541	$—	$28,717	$858,417,258

(a)	See Portfolio of Investments for sector classification.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2025 is as follows:

Portfolio	Market Value 12/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$22,856	$17,969	$33,540	$7,285	$126
AB Government Money Market Portfolio*	3,265	435	3,700	0	4
Total	$26,121	$18,404	$37,240	$7,285	$130

*	Investments of cash collateral for securities lending transactions.